Revenue from Unaffiliated Customers by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	$ 9,779	$ 15,032	$ 27,470
Taiwan
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	7,413	11,793	18,744
Hong Kong
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	2,366	3,239	4,703
Singapore
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			2,004
Malaysia
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			1,550
Thailand
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			204
Others
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			$ 265